Note 26 - Derivative financial instruments	12 Months Ended
Dec. 31, 2024
III. FINANCIAL RISK MANAGEMENT
Note 26 - Derivative financial instruments

26    Derivative financial instruments

Net fair values of derivative financial instruments

The net fair values of derivative financial instruments, in accordance with IFRS 13, are:

	Year ended December 31,
	2024	2023
Other derivatives	7,484	9,801
Contracts with positive fair values	7,484	9,801

Other derivatives	(8,300)	(11,150)
Contracts with negative fair values	(8,300)	(11,150)
Total	(816)	(1,349)

Other derivatives include contracts which are designated to hedge positions other than borrowings and investments.

Foreign exchange and commodities derivative contracts and hedge accounting

Tenaris applies hedge accounting to certain cash flow hedges of highly probable forecast transactions. The net fair values of exchange rate derivatives and those derivatives that were designated for hedge accounting as of December 31, 2024 and 2023 were as follows:

Purchase currency	Sell currency	Term	Fair Value		Hedge Accounting Reserve
			2024	2023	2024	2023
BRL	USD	2025	(2,818)	49	1,776	49
EUR	USD	2025	(2,551)	5,557	(2,091)	624
USD	BRL	2025	1,579	(1,009)	-	-
USD	CAD	2025	1,465	(836)	-	-
USD	EUR	2025	1,089	(2,966)	383	7,142
MXN	USD	2025	770	-	-	-
USD	KWD	2025	569	(50)	-	(388)
USD	MXN	2025	(282)	(2,125)	-	-
USD	NGN	2025	(212)	-	-	-
USD	COP	2025	202	-	-	-
USD	GBP	2025	134	(51)	-	-
USD	CNY	2025	73	(335)	-	501
RON	USD	2025	(31)	261	-	-
Others		2025	5	(49)	120	-
Total			(8)	(1,554)	188	7,928

Commodity Derivatives	Term	Fair Value		Hedge Accounting Reserve
		2024	2023	2024	2023
LME Scrap	2025	(1,974)	1,376	(1,974)	1,376
PSV Gas	2025	1,097	(2,566)	1,097	(2,566)
Nickel	2025	52	1,966	52	1,966
Houston Ship Channel Gas	2025	34	(231)	34	(231)
Electric Energy	2025	(17)	(340)	(17)	(340)
Total		(808)	205	(808)	205

Following is a summary of the hedge reserve evolution:

	Equity Reserve Dec-2022	Movements 2023	Equity Reserve Dec-2023	Movements 2024	Equity Reserve Dec-2024
Foreign Exchange & Commodities	13,122	(4,989)	8,133	(8,753)	(620)
Total Cash flow Hedge	13,122	(4,989)	8,133	(8,753)	(620)

Tenaris estimates that the majority of the cash flow hedge reserve corresponding to derivatives instruments at December 31, 2024 will be recycled to the Consolidated Income Statement during 2025. For information on hedge accounting reserve, see section III.D to these Consolidated Financial Statements.